Acquisition of Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2026
Acquisition of Subsidiaries [Abstract]
Schedule of Acquisition is Intended to Expand the Company’s Business.	The acquisition is intended to expand the Company’s business.

As of March 31, 2026
$’000
Cash and cash equivalents	47
Total consideration for acquisition	47

Allocation of the purchase consideration:
Goodwill	47
Total assets acquired	47

Net assets acquired	47